LOANS PAYABLE - RELATED PARTIES - Fee Payment to Related Party (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entrepreneurs Institute Australia Pty Ltd
Disclosure of detailed information about borrowings [line items]
Fees payments to related party	$ 319,464	$ 509,415
GeniusU Web Services India Pvt Ltd
Disclosure of detailed information about borrowings [line items]
Fees payments to related party	$ 162,930	$ 215,871	$ 215,871